Restructuring and Other Costs, Net	12 Months Ended
Dec. 31, 2010
Restructuring And Other Costs Net Disclosure [Abstract]
Restructuring and Other Costs, Net

Note 14.       Restructuring and Other Costs, Net

       Restructuring costs in 2010 in both segments primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the consolidation of manufacturing and research and development operations at a site in Germany with an existing site in the U.S. and the consolidation of production operations at a plant in Iowa with plants in Ohio and North Carolina. The 2010 charges include asset impairments as discussed below. Restructuring costs in 2009 in both segments primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the following: consolidation of production operations at a plant in the United Kingdom with plants in the U.S. and Germany; the Iowa and Germany closures discussed above; the consolidation of operations at a plant in the Netherlands with plants in the United Kingdom and the U.S; and completion of the relocation of a manufacturing site in France to an existing site in Germany. Restructuring costs in 2008 included reductions in headcount within several businesses due to economic uncertainty affecting end markets and consolidating or transferring manufacturing operations from various sites in Europe, the U.S. and Australia to other sites. The 2008 costs also included charges for asset impairment, litigation and other matters discussed by segment below, net of pension curtailment gains.

       As of February 24, 2011, the company has identified restructuring actions that will result in additional charges of approximately $35 million, primarily in the first half of 2011.

2010

       During 2010, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$11.2	$4.8	$—	$16.0
Selling, General and Administrative Expenses	14.1	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	36.6	23.4	0.4	60.4

	$61.9	$28.0	$(10.5)	$79.4

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $61.9 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $11.2 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $14.1 million for transaction costs primarily related to the pending Dionex acquisition (Note 2) and, to a lesser extent, revisions of estimated contingent consideration, principally related to the acquisition of Ahura; and $36.6 million of other costs, net. These other costs consisted of $18.9 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $13.1 million of severance for approximately 170 employees primarily in manufacturing and sales and service functions; $3.0 million of abandoned facility costs; and $2.8 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded $17.7 million of charges primarily due to impairment of intangible assets associated with several small business units.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $28.0 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $4.8 million primarily for accelerated depreciation at facilities closing due to real estate consolidation; $14.3 million in cash costs described below; and $9.1 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included $5.1 million of severance for approximately 80 employees primarily in manufacturing, administrative, and sales and service functions; $4.0 million of abandoned facility costs; and $5.2 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of $9.1 million were related to a provision for loss on a patent infringement claim that arose at a business unit prior to its acquisition by the company and, to a lesser extent, writedowns to estimated disposal value of real estate held for sale.

Corporate

       The company recorded $10.5 million, net, of income including $10.9 million as a reduction of selling, general and administrative expenses at its corporate office in 2010, the majority of which was a gain on settlement with product liability insurers.

2009

       The company recorded net restructuring and other costs by segment for 2009 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$4.7	$2.0	$—	$6.7
Selling, General and Administrative Expenses	2.1	(0.6)	—	1.5
Restructuring and Other Costs, Net	35.6	21.7	1.9	59.2

	$42.4	$23.1	$1.9	$67.4

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $42.4 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $4.7 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation, charges to selling, general and administrative expenses of $2.1 million for transaction costs related to the B.R.A.H.M.S. acquisition (Note 2) and $35.6 million of other costs, net. These other costs consisted of $40.2 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $29.8 million of severance for approximately 520 employees primarily in manufacturing and sales and service functions; $5.5 million of abandoned facility costs; and $4.9 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded $4.6 million of income, net, primarily due to a gain on the settlement of a litigation-related matter assumed as part of the merger with Fisher Scientific in 2006, offset partially by a $2.5 million charge for pension termination benefits.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $23.1 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $2.0 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation; net gain in selling, general and administrative expenses of $0.6 million primarily for settlement of certain pre-merger Fisher product liability-related matters partially offset by transaction costs related to the acquisition of Biolab; $17.9 million in cash costs described below; and $3.8 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included $13.9 million of severance for approximately 370 employees primarily in manufacturing, administrative, and sales and service functions; $1.1 million of abandoned facility costs; and $2.9 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of $3.8 million were related primarily to a loss on an abandoned facility held for sale that was sold in July 2009 and, to a lesser extent, the impairment of intangible and fixed assets related to a product line.

Corporate

       The company recorded $1.9 million in restructuring and other charges at its corporate office in 2009, $2.1 million of which were cash costs partially offset by a $0.2 million gain on the sale of abandoned real estate. The cash costs were primarily abandoned facility costs and, to a lesser extent, severance.

2008

       The company recorded net restructuring and other costs by segment for 2008 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$0.7	$0.8	$—	$1.5
Restructuring and Other Costs, Net	41.6	8.9	(15.1)	35.4

	$42.3	$9.7	$(15.1)	$36.9

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $42.3 million of net restructuring and other charges in 2008. The segment recorded charges to cost of revenues of $0.7 million, primarily for accelerated depreciation at facilities closing due to real estate consolidation, and $41.6 million of other costs, net. These other costs consisted of $23.1 million of cash costs, principally associated with headcount reductions and facility consolidations, including $13.7 million of severance for approximately 500 employees across all functions; $6.0 million of abandoned-facility costs; and $3.4 million of other cash costs, primarily retention, relocation, moving expenses and contract termination costs associated with facility consolidations. The principal facility consolidations include consolidating bioprocess production operations into a new facility at a current site in Utah as well as continuing actions initiated prior to 2008 and beginning new actions to cease manufacturing activities at plants in New Mexico, Denmark and Australia and transfer their operations to other sites. The segment also recorded non-cash costs of $18.5 million, including a $7.0 million impairment of acquisition-related intangible assets associated with a small business unit acquired as part of Fisher in 2006, a $5.0 million loss from a litigation-related matter assumed as part of the merger with Fisher, a $2.9 million net loss on the sale of businesses, $2.6 million for in-process research and development associated with an acquisition and $1.0 million for asset write downs at abandoned facilities.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $9.7 million of net restructuring and other charges in 2008. The segment recorded charges to cost of revenues of $0.8 million for the sale of inventories revalued at the date of acquisition, and $8.9 million of other costs, net. These other costs consisted of $11.1 million of cash costs, principally associated with headcount reductions and facility consolidations, including $8.5 million of severance for approximately 380 employees primarily in manufacturing and administrative functions; $0.8 million of abandoned-facility costs; and $1.8 million of other cash costs primarily for retention, relocation and moving expenses. The facility consolidations principally included moving the manufacture of certain laboratory consumables products from existing facilities in California and New York to a new facility in Mexico and continuing the move of a manufacturing site in France to Germany. The segment also recorded non-cash income of $2.2 million primarily from a gain on the sale of real estate.

Corporate

       The company recorded $15.1 million of restructuring and other income at its corporate office in 2008. The company curtailed part of a defined benefit plan and, as a result, recorded a gain of $19.2 million. The company also recorded a $2.5 million writedown to estimated disposal value of real estate held for sale, $1.7 million for a gain on the sale of used equipment and $3.3 million in cash charges primarily for severance and, to a lesser extent, abandoned facility costs.

       The following tables summarize the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other	Total

Pre-2009 Restructuring Plans
Balance At December 31, 2007	$11.0	$4.7	$3.7	$19.4
Costs incurred in 2008 (c)	25.4	8.9	5.8	40.1
Reserves reversed (b)	(0.6)	(0.9)	(1.1)	(2.6)
Payments	(23.2)	(6.3)	(6.1)	(35.6)
Currency translation	(0.2)	(0.2)	(0.1)	(0.5)

Balance At December 31, 2008	12.4	6.2	2.2	20.8
Costs incurred in 2009 (d)	4.0	3.4	2.1	9.5
Reserves reversed (b)	(0.5)	(0.3)	(0.2)	(1.0)
Payments	(13.4)	(5.1)	(3.7)	(22.2)
Currency translation	—	0.1	(0.1)	—

Balance At December 31, 2009	2.5	4.3	0.3	7.1
Costs incurred in 2010 (e)	0.2	1.8	0.1	2.1
Reserves reversed (b)	(0.1)	(0.4)	—	(0.5)
Payments	(1.7)	(2.9)	(0.4)	(5.0)
Currency translation	(0.3)	—	—	(0.3)

Balance At December 31, 2010	$0.6	$2.8	$—	$3.4

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

2009 Restructuring Plans
Costs incurred in 2009 (d)	$43.7	$6.3	$6.0	$56.0
Reserves reversed (b)	(2.7)	(1.5)	(0.1)	(4.3)
Payments	(21.2)	(2.8)	(4.3)	(28.3)
Currency translation	(0.1)	0.3	0.2	0.4

Balance At December 31, 2009	19.7	2.3	1.8	23.8
Costs incurred in 2010 (e)	9.6	4.0	4.9	18.5
Reserves reversed (b)	(2.2)	(0.4)	(0.4)	(3.0)
Payments	(18.7)	(3.5)	(6.1)	(28.3)
Currency translation	(0.8)	—	(0.1)	(0.9)

Balance At December 31, 2010	$7.6	$2.4	$0.1	$10.1

2010 Restructuring Plans
Costs incurred in 2010 (e)	$11.0	$1.8	$3.7	$16.5
Payments	(8.9)	(1.4)	(3.5)	(13.8)
Currency translation	0.1	0.1	(0.1)	0.1

Balance At December 31, 2010	$2.2	$0.5	$0.1	$2.8

(a)       Employee retention costs are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $2 million of non-cash income, net, which are detailed by segment above.

(d)       Excludes an aggregate of $1 million of non-cash income, net, which are detailed by segment above.

(e)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2011; and abandoned-facility payments, over lease terms expiring through 2016.